Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrants [Abstract]
Schedule of Activity of the Warrants

A summary of the activity of the warrants during the nine months ended September 30, 2025, is follows:

	Number of Warrant	Weighted average Exercise price	Weighted average Remaining life (year)
Outstanding at December 31, 2024	5,145,943	$0.25	2.85
Grant	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at September 30, 2025	5,145,943	$0.25	2.85

Exercisable at September 30, 2025	5,145,943	$0.25	2.85

A summary of activity of the warrants during the year ended December 31, 2024, is follows:

	Number of	Weighted average Exercise	Weighted average Remaining
	Warrant	price	life (year)
Outstanding at December 31, 2023	-	$-	-
Grant	51,459	25.00	3.52
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at December 31, 2024	51,459	$25.00	2.85

Exercisable at December 31, 2024	51,459	$25.00	2.85

Schedule of Black-Scholes Model to Value Warrants	The Company utilized the following assumptions:
Year ended
December 31, 2024
Expected term	2 - 5 years
Expected average volatility	241 - 338%
Expected dividend yield	-
Risk-free interest rate	4.13 - 4.43%